CONVERTIBLE NOTE (Tables)	12 Months Ended
Sep. 30, 2025
CONVERTIBLE NOTE
Summary of convertible debt

As of
September 30,
2025
Convertible note- issued in August 2025	$2,200,000
Less: derivative liability fair value	(263,727)
debt discount and debt issuance costs	(460,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note	(33,542)
Convertible Note	1,442,731
Interest payable for the convertible note (including amortization of issuance cost)	149,179
Total convertible notes and interest payable of convertible note	$1,591,910

Summary of input assumptions of debt

For the year ended
September 30,
2025
Interest accrued	30,921
Amortization of issuance cost and discounts	118,258
Total interest expense for the convertible note	$149,179